Document and Entity Information	May 13, 2026
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001641489
Document Type	8-K
Document Period End Date	May 13, 2026
Entity Registrant Name	vTv Therapeutics Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37524
Entity Tax Identification Number	47-3916571
Entity Address, Address Line One	3980 Premier Drive
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	High Point
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27265
City Area Code	(336)
Local Phone Number	641-0300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.01 per share
Trading Symbol	VTVT
Entity Emerging Growth Company	false